Redeemable Noncontrolling Interests in Operating Partnership (Redeemable Noncontrolling Interests) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Redeemable noncontrolling interests (in thousands)	$ 30,332		$ 30,332		$ 69,870	$ 80,743
Redemption value adjustment	$ (31,120)	$ 24,461	(12,074)	$ 1,701	$ (9,445)	8,171	$ (10,010)
Ownership percentage of operating partnership					15.00%
Partnership Interest
Temporary Equity [Line Items]
Redemption value adjustment			$ 162,020		$ 155,536	$ 146,091
Ownership percentage of operating partnership					15.92%	14.64%